Income Taxes (Details) - Schedule of Loss Before Income Taxes ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule of Loss Before Income Taxes [Line Items]
Income tax	¥ (22,853)	$ (3,219)	¥ (57,662)
Non-PRC [Member]
Schedule of Loss Before Income Taxes [Line Items]
Income tax	(3,610)	(508)
PRC [Member]
Schedule of Loss Before Income Taxes [Line Items]
Income tax	¥ (19,243)	$ (2,711)	¥ (57,662)